Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 60.5%
Adecoagro SA(a)	54,966	$236,903
Arcos Dorados Holdings Inc., Class A(b)	64,496	250,244
Banco BBVA Argentina SA, ADR(a)	37,156	117,785
Banco Macro SA, ADR	14,361	246,435
Central Puerto SA, ADR	51,158	139,150
Corp. America Airports SA(a)	16,637	40,761
Cresud SACIF y A, ADR(a)(b)	16,950	54,409
Despegar.com Corp.(a)	26,994	191,657
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	10,678	32,781
Globant SA(a)(b)	6,774	949,783
Grupo Financiero Galicia SA, ADR	47,761	382,566
Grupo Supervielle SA, ADR	30,799	60,674
IRSA Inversiones y Representaciones SA, ADR(a)	12,033	38,024
IRSA Propiedades Comerciales SA, ADR	3,275	19,486
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	30,984	143,146
Pampa Energia SA, ADR(a)(b)	22,188	229,868
Telecom Argentina SA, ADR	34,842	299,293
Transportadora de Gas del Sur SA, Class B	40,475	217,351
YPF SA, ADR	65,154	328,376

		3,978,692

Canada — 3.3%
SSR Mining Inc.(a)	11,418	218,745

Chile — 7.8%
Cencosud SA	204,722	237,724
Cia. Cervecerias Unidas SA	38,494	276,705

		514,429

United Kingdom — 0.2%
Phoenix Global Resources PLC(a)(b)	173,732	12,780

United States — 23.1%
MercadoLibre Inc.(a)(b)	1,784	1,519,379

Total Common Stocks — 94.9% (Cost: $12,169,909)		6,244,025

Preferred Stocks

Chile — 3.9%
Embotelladora Andina SA, Class B, Preference Shares	108,865	259,724

Total Preferred Stocks — 3.9% (Cost: $276,931)		259,724

Short-Term Investments

Money Market Funds — 41.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	2,703,730	2,707,786

Total Short-Term Investments — 41.1% (Cost: $2,705,541)		2,707,786

Total Investments in Securities — 139.9% (Cost: $15,152,381)		9,211,535

Other Assets, Less Liabilities — (39.9)%		(2,629,224)

Net Assets — 100.0%		$6,582,311

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Argentina and Global Exposure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	197,599	2,506,131	2,703,730	$2,707,786	$12,191	(b)	$(2,019)	$2,204
BlackRock Cash Funds: Treasury, SL Agency Shares	8,000	(8,000)	—	—	370		—	—

				$2,707,786	$12,561		$(2,019)	$2,204

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,244,025	$—	$—	$6,244,025
Preferred Stocks	259,724	—	—	259,724
Money Market Funds	2,707,786	—	—	2,707,786

	$9,211,535	$—	$—	$9,211,535

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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